Provisions for legal proceedings - Summary of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 5,943	$ 7,405	$ 7,026
Current liabilities	2,962	3,482
Non-current liabilities	2,981	3,923
Provision for legal proceedings [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	990	1,093
Provision for taxes other than income tax [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	579	491
Civil provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	4,041	5,710
Other environment related provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 333	$ 111